Debt - Revolving Line of Credit (Details) - USD ($)	1 Months Ended		9 Months Ended		12 Months Ended
	Aug. 31, 2020	Mar. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Debt Instrument [Line Items]
Proceeds from borrowing on credit facilities			$ 0	$ 64,282,000	$ 64,563,000	$ 0	$ 0
Repayments of lines of credit			$ 38,124,000	$ 26,439,000	$ 26,439,000	$ 0	$ 0
Line of Credit | Variable Rate Revolving Line Of Credit
Debt Instrument [Line Items]
Proceeds from borrowing on credit facilities		$ 11,400,000
Revolving Credit Facility | Line of Credit | Variable Rate Revolving Line Of Credit
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 15,000,000
Interest rate	4.50%
Interest rate at period end			4.50%		4.50%
Interest rate, if certain milestones are achieved	4.00%
Unused credit facility fee	0.30%
Proceeds from borrowing on credit facilities					$ 11,400,000
Repayments of lines of credit					11,400,000
Revolving Credit Facility | Line of Credit | Variable Rate Revolving Line Of Credit | Prime Rate
Debt Instrument [Line Items]
Basis spread	0.50%
Letter of Credit | Line of Credit | Variable Rate Revolving Line Of Credit
Debt Instrument [Line Items]
Letter of credit			$ 3,500,000		$ 3,500,000